Inventories, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory	$ 521,032	$ 147,861
Less: reserve for obsolete inventories	(7,981)	(75,360)
Total	$ 513,051	$ 72,501